Other Financial Expenses, net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Income Statement Expense, Caption [Line Items]
Bank commitment, guarantee and other fees	$ (1.1)	$ (0.8)	$ (2.2)	$ (2.1)
Foreign exchange (loss) / gain	(0.7)	1.4	(1.3)	1.5
Other financial income / (expenses), net	0.0	(0.3)	0.5	(4.3)
Total	$ (1.8)	$ 0.3	$ (3.0)	(4.9)
Mexico
Disaggregation of Income Statement Expense, Caption [Line Items]
Other financial income / (expenses), net				$ 4.4